Other Debt - Secured Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
Long-term Debt	$ 1,108,316
Mortgages [Member]
Debt Instrument [Line Items]
Long-term Debt	1,258,661
Mortgages [Member] | Loans Held For Investment [Member]
Debt Instrument [Line Items]
Long-term Debt	14,065
Debt Instrument, Collateral Value	22,496
Mortgages [Member] | Intercompany Mortgage [Member]
Debt Instrument [Line Items]
Long-term Debt	9,195
Debt Instrument, Collateral Value	21,114
Mortgages [Member] | Commercial Mortgage Backed Securities [Member]
Debt Instrument [Line Items]
Long-term Debt	34,915
Debt Instrument, Collateral Value	46,054
CapLease [Member] | Senior Notes [Member]
Debt Instrument [Line Items]
Long-term Debt	19,300
CapLease [Member] | Senior Notes [Member] | Secured Term Loan [Member]
Debt Instrument [Line Items]
Long-term Debt	58,175
Debt Instrument, Collateral Value	$ 89,664